Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of details of leases in the consolidated balance sheet

Right-of-use assets	Thousands of Euros
	31/12/2020	31/12/2019
Land and Buildings	665,002	685,405
Machinery	3,671	4,469
Computer equipment	3,588	4,324
Vehicles	6,435	9,660
	678,696	703,858

Lease liabilities	Thousands of Euros
	31/12/2020	31/12/2019

Non-current	690,857	696,285
Current	42,642	44,405
	733,499	740,690

Schedule of maturity details of leases

Maturity:	Thousands of Euros
	31/12/2020	31/12/2019
Up to one year	42,642	44,464
Two years	40,961	41,444
Between 3 and 5 years	158,032	155,300
More than 5 years	491,864	499,482
	733,499	740,690

Schedule of amounts recognized in the consolidated statement of profit and loss related to lease agreements

Right-of-use depreciation	Thousands of Euros
	31/12/2020	31/12/2019
Buildings	52,774	49,786
Machinery	1,588	1,768
Computer equipment	3,012	2,204
Vehicles	5,206	4,613
	62,580	58,371

	Thousands of Euros
	31/12/2020	31/12/2019
Finance lease expenses (note 27)	35,205	34,558
	35,205	34,558

	Thousands of Euros
	31/12/2020	31/12/2019
Expenses related to short-term agreements	3,569	7,397
Expenses related to low-value agreements	11,254	12,850
Other operating lease expenses	13,353	12,988
	28,176	33,235